Investment Strategy - 3A All World Equity ETF	Aug. 17, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing directly or indirectly through ETFs (each, an “Underlying ETF”) in publicly-traded stocks of companies located around the world. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. The Fund invests without limit in foreign securities and any country, including countries with developing or emerging markets, and may invest in companies of any market capitalization.
The Fund’s investment sub-adviser, 3A Capital Management, LLC (the “Sub-Adviser”), employs a top-down investment approach designed to capture long-term global equity market returns while incorporating tactical regional tilts based on macroeconomic analysis, valuation metrics, and market cycle assessments in determining regional exposures. Under this approach, the Sub-Adviser evaluates broad economic and market conditions before selecting regional allocations, rather than focusing primarily on individual securities. In assessing regional exposures, the Sub-Adviser may consider factors such as interest rate trends, inflation expectations, monetary and fiscal policy developments, relative price-to-earnings ratios, earnings growth expectations, and indicators of economic expansion or contraction across global markets. For the Fund’s investments in individual equity securities, the Sub-Adviser selects from publicly-traded companies from around the world, considering market capitalization, liquidity, and other tradability factors (e.g., impediments to accessing the markets on which a security trades).
For the Fund’s investments in Underlying ETFs, the Sub-Adviser focuses primarily on low cost, highly liquid regional and global ETFs that support the Fund’s exposure to the Sub-Adviser’s target geographic allocations. Under normal market conditions, the Fund will invest in at least three different countries, including the United States. The Fund’s investments in Underlying ETFs may be selected for their ability to represent a country or region, a particular sector (e.g., information technology companies), or for factors such as their strategy (e.g., growth or value) or other factors that help the Fund achieve broad global equity exposure.
The Sub-Adviser may sell or reduce a position when, in its judgment, the original investment thesis is no longer valid, a security's fundamentals or valuation no longer support the position, to reflect changes in the Sub-Adviser's regional or macroeconomic views, or to rebalance the Fund's portfolio.
The Fund may also hold cash and cash equivalents, including money market instruments, short-term U.S. government securities, and Underlying ETFs that invest principally in fixed income securities for cash management purposes, to meet anticipated redemptions, or pending investment.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means the Fund may take larger positions in a fewer number of issuers.
The Fund’s portfolio is rebalanced at least annually but may be rebalanced more frequently in the Sub-Adviser’s sole discretion.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities.